Segment Disclosure (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Summary of Reportable Segments
Significant information relating to the Company's reportable segments is summarized in the tables below:

Year ended December 31, 2021	MCSA (Brazil)	NX Gold (Brazil)	Corporate (Canada)	Consolidated

Revenue	$423,954	$65,961	$—	$489,915

Cost of production	(96,975)	(19,837)	—	(116,812)
Depreciation and depletion	(39,202)	(7,800)	—	(47,002)
Sales expense	(6,726)	(517)		(7,243)
Cost of sales	(142,903)	(28,154)	—	(171,057)

Gross profit	281,051	37,807	—	318,858

Expenses
General and administrative	(20,444)	(2,560)	(15,842)	(38,846)
Share-based compensation	—	—	(7,848)	(7,848)
Finance income	1,031	1,092	868	2,991
Finance expenses	(5,622)	(889)	(5,648)	(12,159)
Foreign exchange loss	(21,225)	(360)	(383)	(21,968)
NX Gold PMPA transaction fees	—	(1,219)	—	(1,219)
Other expenses	(2,382)	(507)	—	(2,889)
Income (loss) before taxes	232,409	33,364	(28,853)	236,920
Current tax expense	(15,087)	(4,406)	(2,935)	(22,428)
Deferred tax expense	(11,482)	(378)	—	(11,860)
Net income (loss)	$205,840	$28,580	$(31,788)	$202,632

Assets
Current	$152,703	$35,734	$20,249	208,686
Non-current	435,265	45,791	20	481,076
Total Assets	$587,968	$81,525	$20,269	$689,762
Total Liabilities	$116,905	$109,679	$67,688	294,272

Year ended December 31, 2020	MCSA (Brazil)	NX Gold (Brazil)	Corporate (Canada)	Consolidated

Revenue	$260,888	$63,188	$—	$324,076

Cost of production	(73,893)	(17,480)	—	(91,373)
Depreciation and depletion	(35,674)	(3,538)	—	(39,212)
Sales expenses	(4,937)	(417)	—	(5,354)
Cost of sales	(114,504)	(21,435)	—	(135,939)

Gross profit	146,384	41,753	—	188,137

Expenses
General and administrative	(16,471)	(1,712)	(9,744)	(27,927)
Share-based compensation	—	—	(9,064)	(9,064)
Finance income	430	143	773	1,346
Finance expenses	(5,789)	(805)	(8,855)	(15,449)
Foreign exchange loss	(77,235)	(2,563)	(7)	(79,805)
Recovery of value added taxes	7,564	1,322	—	8,886
Other expenses	(3,825)	(876)	—	(4,701)
Income (loss) before income taxes	51,058	37,262	(26,897)	61,423
Current tax expense	(5,117)	(4,558)	—	(9,675)
Deferred tax recovery	418	332	—	750
Net income (loss)	$46,359	$33,036	$(26,897)	$52,498

Assets
Current	$72,080	$31,516	$23,945	127,541
Non-current	340,487	26,364	2,707	369,558
Total Assets	$412,567	$57,880	$26,652	$497,099
Total Liabilities	$102,789	$19,467	$160,768	283,024